Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
790 Memorial Drive Lease
In May 2020, the Company entered into an operating lease agreement (“the 790 Memorial Drive Lease”) to occupy 3,407 square feet of laboratory and office space at 790 Memorial Drive in Cambridge, Massachusetts. The 790 Memorial Drive Lease term commenced on June 15, 2020 and subsequently expired on June 30, 2021. Pursuant to ASC 840, the Company recorded total rent expense of $0.1 million for the year ended December 31, 2021 related to the 790 Memorial Drive Lease.
OKS Building 600/700 Lease
In August 2020, the Company entered into an operating lease agreement (the “OKS Building 600/700 Lease”) to occupy 12,165 square feet of laboratory and office space at One Kendall Square in Cambridge, Massachusetts (the “OKS Facility”). The OKS Building 600/700 Lease term commenced on January 21, 2021 and was originally set to expire on January 31, 2024. The Company provided the landlord with a security deposit in the form of a $0.3 million letter of credit, which was originally recorded as restricted cash and included within “Other non-current
assets” as of December 31, 2021.
The OKS Building 600/700 Lease also provided the Company with a tenant improvement allowance of $2.4 million, the entirety of which was utilized as of December 31, 2021. Leasehold improvements related to the OKS Building 600/700 Lease were originally being amortized over the lease term, commencing with the date that the leasehold improvements were placed into service.
OKS Sublease
In October 2021, the Company entered into an operating sublease agreement (the “OKS Sublease”) with an unrelated biotechnology company to occupy an additional 5,094 square feet of laboratory and office space in the

OKS Facility. The OKS Sublease term commenced on October 25, 2021 and was originally set to expire on March 31, 2023, unless the sublessor notified the Company in writing by July 1, 2022 that it wished to extend the sublease term through December 31, 2024. The Company provided the sublessor with a security deposit in the form of a $0.2 million letter of credit, which was originally recorded as restricted cash and included within “Other non-current
assets” as of
December 31, 2021
.
OKS Sublease Extension and OKS Combined Facility Lease
In May 2022, the sublessor of the OKS Sublease provided the lease extension notification to the Company. As a result of this election, commencing on June 1, 2022, the Company was required to take control over an additional 5,302 square feet for a total occupancy of 10,396 square feet.
In August 2022, however, the Company entered into an amended lease agreement (the “OKS Combined Facility Lease”) with the landlord of the OKS Facility, the primary effects of which were the following:

•	Effective September 1, 2022, the space originally leased from the unrelated biotechnology company would now be leased directly from the OKS Facility landlord.

•
The monthly lease payment amounts owed by the Company were not modified from the original One Kendall Square Sublease, however the Company is now obligated to make an additional payment of $0.3 million at the conclusion of the OKS Combined Facility Lease term.

•	The lease term for the entirety of the Company’s leased space at the One Kendall Square Facility was amended to expire on December 31, 2023.

•
The Company provided the landlord of the OKS Facility with an additional security deposit in the form of a $0.3 million letter of credit. The $0.3 million letter of credit previously issued to the sublessor of the OKS Sublease was subsequently cancelled.

Accounting under ASC 840
As the Company obtained access to the OKS Building 600/700 Lease space in August 2020, it concluded that this represented the lease commencement date for accounting purposes. Prior to the adoption of ASC 842, and pursuant to the legacy guidance within ASC 840, the Company recorded rent expense on a straight-line basis from this date through the end of the lease term and also recorded deferred rent on the consolidated balance sheets. The Company recorded the tenant improvement allowance as a deferred lease incentive and was amortizing the deferred lease incentive as a reduction of rent expense ratably over the lease term.
For the OKS Sublease, the Company similarly recorded rent expense on a straight-line basis through the full potential lease term that would expire on December 31, 2024. The full potential lease term was utilized as the lease extension provision was at the sole discretion of the sublessor. In addition, this straight-line rent expense calculation assumed that, as of April 1, 2023, the Company would occupy the entire
10,396
square feet premises contemplated by the OKS Sublease.
As of December 31, 2021, the future minimum lease payments due under the OKS Building 600/700 Lease and the OKS Sublease were as follows (in thousands):

Future Minimum Lease Payments
2022	$1,779
2023	2,315
2024	1,067

Total future minimum lease payments	$5,161

Pursuant to ASC 840, the Company recorded total rent expense of $0.6 million for the year ended December 31, 2021 related to the OKS Building 600/700 Lease and the OKS Sublease.
Accounting under ASC 842
As a result of the adoption of ASC 842 on January 1, 2022, the Company initially recorded right-of-use
assets and corresponding lease liabilities for the OKS Building 600/700 Lease and the OKS Sublease. As there was no rate implicit in either lease, the Company estimated its incremental borrowing rate based upon a synthetic credit rating and yield curve analysis. Based upon this analysis, the Company calculated a discount rate of 5.09% for both the OKS Building 600/700 Lease and the OKS Sublease as of January 1, 2022.
The Company then assessed the OKS Combined Facility Lease as a lease modification, concluding that the modification did not result in a separate contract pursuant to ASC
842-10-25-8.
Based upon this assessment, and in accordance with ASC
842-10-25-15,
the Company has accounted for the modification as a termination of the existing leases and the creation of a new operating lease. As there was no rate implicit in the OKS Combined Facility Lease, the Company again estimated its incremental borrowing rate based upon a synthetic credit rating and yield curve analysis. Based upon this analysis, the Company calculated a discount rate of 7.87% as of August 31, 2022, the effective date of the modification.
As the OKS Combined Facility Lease term ends on December 31, 2023, the Company is now amortizing the leasehold improvements originally related to the OKS Building 600/700 Lease through December 31, 2023. Additionally, the combined $0.6 million letters of credit issued to the OKS Facility landlord are classified as restricted cash and included within “Prepaid expenses and other current assets” as of December 31, 2022.
As of December 31, 2022, the future minimum lease payments due under the OKS Combined Facility Lease were as follows (in thousands):

Amount
2023	$2,621
Less: effect of discounting	(92)

Total lease liability	$2,529

Pursuant to ASC 842, the Company recorded operating lease expense of $1.4 million and variable lease expense of $0.7 million for the year ended December 31, 2022 related to the OKS Building 600/700 Lease, OKS Sublease and OKS Combined Facility Lease. As of December 31, 2022, the remaining lease term of the OKS Combined Facility Lease was 1.0 year.
Cummings Park Sublease
In February 2022, the Company entered into an operating sublease agreement (the “Cummings Park Sublease”) to occupy 18,148 square feet of laboratory and office space at Cummings Park in Woburn, Massachusetts. The Cummings Park Sublease term commenced on February 23, 2022 and will expire on July 31, 2024. Contemporaneously with the execution of the Cummings Park Sublease, the Company provided the landlord with a cash security deposit in the amount of $0.1 million.
Pursuant to the terms of the Cummings Park Sublease, the Company was not obligated to make rental payments until 91 days after the Cummings Park Sublease commencement date (the “Cummings Park Rent Commencement Date”). Rental payments will escalate on each successive anniversary of the Cummings Park Rent Commencement Date.

As of December 31, 2022, the future minimum lease payments due under the Cummings Park Sublease were as follows (in thousands):

Amount
2023	$411
2024	212

Total remaining minimum lease payments	623
Less: effect of discounting	(22)

Total lease liability	$601

Pursuant to ASC 842, the Company recorded operating lease expense of $0.3 million and variable lease expense of less than $0.1 million for the year ended December 31, 2022 related to the Cummings Park Sublease. As of December 31, 2022, the remaining lease term of the Cummings Park Sublease was 1.6 years.
60 First Street Lease
In April 2022, the Company entered into an operating lease agreement (the “60 First Street Lease”) to occupy 50,453 square feet of laboratory and office space in Cambridge, Massachusetts (the “60 First Street Facility”). The 60 First Street Lease term will commence on the later of i) the substantial completion of the landlord’s base building improvements or ii) October 31, 2022 (such date the “60 First Street Lease Commencement Date”). Rental payments will commence 12 months following the 60 First Street Lease Commencement Date (such date the “60 First Street Rent Commencement Date”), and the 60 First Street Lease will expire on the last day of the 120 th
full calendar month following the 60 First Street Rent Commencement Date. Rental payments will escalate on each successive anniversary of the 60 First Street Rent Commencement Date, and the total rental payments over the term of the 60 First Street Lease are expected to be $76.7 million. In addition, the 60 First Street Lease also provides the Company with a tenant improvement allowance of $13.1 million.
The Company provided the landlord with a security deposit in the form of a $4.5 million letter of credit, which has been recorded as restricted cash and included within “Other non-current
assets” as of December 31, 2022. This letter of credit will be reduced to $3.4 million upon substantial completion of the Company’s tenant improvements and then to $2.3 million upon the third anniversary of the 60 First Street Lease Commencement Date.
As of December 31, 2022, the landlord had not yet delivered the 60 First Street Facility to the Company. Accordingly, the Company concluded that the lease commencement date had not occurred and no right-of-use
asset, lease liability or operating lease expense related to the 60 First Street Lease was recorded as of or for the year ended December 31, 2022. Additionally, the Company did not utilize any portion of the $13.1 million tenant improvement allowance as of December 31, 2022.
Litigation
The Company is not a party to any litigation, nor had it established any reserves for litigation liabilities as of December 31, 2022 or 2021.